Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,061,000
Previously Paid Amount	0.00
Total Fee Amount	1,113.22
Total Offset Amount	0.00
Net Fee	1,113.22
Narrative - Max Aggregate Offering Price	$ 8,061,000
Final Prospectus	true